BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Jun. 19, 2024	Feb. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2023	Jul. 15, 2015	Dec. 05, 2012
Issued share capital		1
Common stock, shares authorized		500,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.000005	$ 0.000005
Common stock, shares outstanding			15,000,000	15,000,000
Northen Star Limited [Member]
Issued share capital	951
Fitness Champs Pte Ltd [Member]
Issued share capital							10,000
Fitness Champs Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital	10,000
Fitness Champs Aquatics Pte Ltd [Member]
Issued share capital						1,000
Fitness Champs Aquatics Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital	1,000
Northen Star Limited [Member]
Issued share capital	49
Common stock, shares authorized					50,000
Common stock, par value					$ 1.00
Northen Star Limited [Member] | Ms. Lee [Member]
Common stock, shares outstanding					1,000
Fitness Champs Holdings Limited [Member]
Common stock, shares authorized		500,000,000
Common stock, par value		$ 0.001
Authorized share capital amount		$ 500,000
Big Treasure Investments Limited [Member]
Issued share capital	64,719
Restructuring shares	64,717
Restructuring percentage	64.72%
Biostar Developments Limited [Member]
Issued share capital	4,440
Restructuring shares	4,440
Restructuring percentage	4.44%
Easy Builder Limited [Member]
Issued share capital	19,090
Restructuring shares	19,090
Restructuring percentage	19.09%
Creative Path Holdings Limited [Member]
Issued share capital	4,900
Restructuring shares	4,900
Restructuring percentage	4.90%
True Height Limited [Member]
Issued share capital	1,950
Restructuring shares	1,950
Restructuring percentage	1.95%
Fuji Investment Limited [Member]
Issued share capital	4,901
Restructuring shares	4,900
Restructuring percentage	4.90%
Fitness Holdings [Member]
Issued share capital	100,000